FAIR VALUE MEASUREMENTS, Key Inputs into Modified Black-Scholes Model (FY) (Details)	Sep. 30, 2021	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Sep. 22, 2020 $ / shares
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	5 years	5 days
Common Stock Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	9.79
Expected Term [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	5 years 6 months
Estimated Probability of Successful Business Combination [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	0.9000
Exercise Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	11.50
Risk Free Rate of Interest [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input	0.0115
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Common Stock Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		10.33	9.51	9.51
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Expected Term [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		5 years 8 months 23 days	5 years 11 months 23 days	6 years
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Exercise Price [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		11.50	11.50	11.50
Warrants [Member] | Public Warrants and Private Placement Warrants [Member] | Risk Free Rate of Interest [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		0.0047	0.0037	0.0036
Warrants [Member] | Public Warrants [Member] | Expected Volatility [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		0.1704	0.1704	0.1704
Warrants [Member] | Private Placement Warrants [Member] | Expected Volatility [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		0.1734	0.1740	0.1740
Warrants [Member] | Private Placement Warrants [Member] | Estimated Probability of Successful Business Combination [Member]
Key Inputs into Modified Black-Scholes Model [Abstract]
Measurement input		1.0000	1.0000	1.0000